Schedule of Cost of Revenue (Details) - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total cost of revenue		₪ 229,519	₪ 203,252	₪ 247,214
Payroll and associated expenses [member]
IfrsStatementLineItems [Line Items]
Total cost of revenue		4,713	2,105	8,401
Farm operating expenses [member]
IfrsStatementLineItems [Line Items]
Total cost of revenue		10,846	7,399	12,132
Purchases [member]
IfrsStatementLineItems [Line Items]
Total cost of revenue		197,191	211,112	240,765
Depreciation [member]
IfrsStatementLineItems [Line Items]
Total cost of revenue		8,974	4,543	5,295
Changes in inventory [member]
IfrsStatementLineItems [Line Items]
Total cost of revenue	[1]	₪ 7,795	₪ (21,907)	₪ (19,379)

[1]	In 2024, the Company recorded inventory impairment in the total amount of NIS 16 million.